Condensed Interim Consolidated Statement of Operations - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Condensed Interim Consolidated Statement of Operations
Revenue	$ 52,098,723	$ 48,923,231	$ 169,357,211	$ 151,758,162
Commissions and voyage expenses	(22,920,617)	(24,360,806)	(73,449,918)	(68,048,930)
Vessel operating expenses	(14,857,895)	(16,255,279)	(46,574,921)	(49,667,147)
Depreciation	(8,026,856)	(8,910,486)	(24,289,741)	(26,343,052)
Amortization of deferred drydock expenditure	(1,190,008)	(943,926)	(3,443,651)	(2,595,076)
General and administrative expenses
Corporate	(3,897,939)	(3,432,622)	(11,390,669)	(10,098,644)
Commercial and chartering	(843,692)	(1,012,236)	(2,493,372)	(2,594,364)
Loss on sale of vessels	0	0	(13,162,192)	0
Interest expense and finance costs	(6,344,892)	(6,317,760)	(20,107,786)	(18,659,848)
Interest income	235,212	144,760	792,211	411,749
Loss before taxes	(5,747,964)	(12,165,124)	(24,762,828)	(25,837,150)
Income tax	35,246	(60,197)	(46,674)	(137,923)
Net loss	$ (5,712,718)	$ (12,225,321)	$ (24,809,502)	$ (25,975,073)
Loss per share, basic and diluted	$ (0.17)	$ (0.37)	$ (0.75)	$ (0.79)
Weighted average number of shares outstanding, basic and diluted	33,097,831	33,097,831	33,097,831	32,750,259